Advances to Suppliers, Net (Tables)	6 Months Ended
Dec. 31, 2025
Advances to Suppliers, Net [Abstract]
Schedule of Advances to Suppliers, Net

Advances to suppliers, net consisted of the following:

	December 31, 2025	June 30, 2025
	(Unaudited)
Advances for products and services purchasing from third parties	$8,803,639	$5,699,738
Less: allowance for expected credit loss	(1,427,202)	—
Advances to suppliers, net	$7,376,437	$5,699,738